ADVANCES TO SUPPLIERS, NET - THIRD PARTIES	12 Months Ended
Dec. 31, 2017
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
ADVANCES TO SUPPLIERS, NET - THIRD PARTY
11.	ADVANCES TO SUPPLIERS, NET – THIRD PARTIES

	As of December 31,
	2016	2017
	RMB	RMB
Advances to suppliers - current	333,291,005	404,600,994
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	325,766,259	397,076,248

The Company recorded provisions of nil, RMB799,889 and nil against advances with other suppliers for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2016 and 2017, advances to suppliers with term of less than 1 year mainly represent payments for procurement of recoverable silicon materials, virgin polysilicon and solar cells and the Group has delivery plan with the respective suppliers to receive the materials in the next twelve months.